Derivative instruments - Impact of Hedging Derivatives Used in Net Investment Hedging Relationships (Details) - FX contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives	$ 684	$ (285)	$ 631
Net interest income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income	$ 0	$ 0	$ 0